Commitments and Contingencies - Schedule of Expected Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Statement Line Items [Line Items]
Service and manufacturing	$ 451
R&D contracts	2,406
Total	2,857
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Service and manufacturing	440
R&D contracts	1,073
Total	1,513
1 - 3 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	11
R&D contracts	1,297
Total	1,308
4 - 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing
R&D contracts	36
Total	36
More than 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing
R&D contracts
Total